Note 9 - Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial liabilities Per Maturity [text block]
In thousand euros	December 31, 2016	Proceeds from borrowing	Repayments of borrowings and lease liabilities	December 31, 2017
BPI PTZI IPH41 (1)	1,425	-	(300)	1,125
Lease liabilities – Real estate property	3,100	-	(861)	2,239
Property transaction (down-payment)	(530)	-	144	(386)
Lease liabilities – Laboratory equipment	1,332	-	(172)	1,160
Loans – Equipment	-	439	(13)	426
Loans – Building	-	1,300	-	1,300
Total	5,327	1,739	(1,201)	5,864
In thousand euros	December 31, 2017	Proceeds from borrowing	Repayments of borrowings and lease liabilities	December 31, 2018
BPI PTZI IPH41 (1)	1,125	-	(375)	750
Lease liabilities – Real estate property	2,239	-	(894)	1,345
Property transaction (down-payment)	(386)	-	152	(234)
Lease liabilities – Laboratory equipment	1,160	-	(173)	987
Loans – Equipment	426	-	(54)	372
Loans – Building	1,300	-	-	1,300
Total	5,864	-	(1,342)	4,522
In thousand euros	December 31, 2018	Impact of first application of IFRS16 (non cash)	January 1, 2019, (restated)	Proceeds from borrowing	Proceeds from lease liabilities (non cash)	Repayments of borrowings and lease liabilities	December 31, 2019
BPI PTZI IPH41 (1)	750	-	750	-	-	(300)	450
Lease liabilities – Real estate property	1,345	-	1,345	-	-	(927)	418
Property transaction (down-payment)	(234)	-	(234)	-	-	161	(74)
Lease liabilities – Building "Le Virage"	-	1,099	1,099	-	623	(285)	1,437
Lease liabilities – Premises Innate Inc	-	-	-	-	496	-	496
Lease liabilities – Laboratory equipment	987	-	987	-	-	(172)	815
Lease liabilities – Vehicles	-	69	69	-	-	(32)	37
Loans – Equipment	372	-	372	-	-	(53)	319
Loans – Building	1,300	-	1,300	13,900	-	(374)	14,826
Total	4,522	1,168	5,690	13,900	1,119	(1,982)	18,723

Disclosure of financial liabilities, classified [text block]
In thousand euros	Year ended December 31,
Current financial liabilities	2017	2018	2019
BPI PTZI IPH41	375	300	300
Lease finance obligations – Real estate property	741	766	344
Lease finance obligations – Rent Le Virage	-	-	77
Lease liabilities – Premises Innate Inc	-	-	25
Lease finance obligations – Laboratory equipment	173	187	175
Lease liabilities – Vehicles	-	-	16
Loans - Equipment	54	54	55
Loans - Building	-	40	1,139
Total – Current financial liabilities	1,343	1,347	2,130
In thousand euros	Year ended December 31,
Non-Current financial liabilities	2017	2018	2019
BPI PTZI IPH41(1)	750	450	150
Lease finance obligations – Real estate property	1,112	344	-
Lease finance obligations – Building Le Virage	-	-	1,360
Lease liabilities – Premises Innate Inc	-	-	471
Lease finance obligations – Laboratory equipment	989	800	640
Lease finance obligations – Vehicles	-	-	21
Loans - Equipment	372	318	264
Loans - Building	1,300	1,260	13,687
Total – Non-Current financial liabilities	4,521	3,172	16,593

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
(in thousands of euro)	≤ 1 year	2 to 5 years included	≥ 5 years	Total
BPI PTZI IPH41	300	150	-	450
Lease finance obligations – Real estate property	420	-	-	420
Down-payment	(74)	-	-	(74)
Lease finance obligations – Rent Le Virage	106	1,272	159	1,537
Lease liabilities – Premises Innate Inc.	34	355	144	533
Lease liabilities – Laboratory equipment	179	647	-	826
Lease liabilities – Vehicles	19	22	-	41
Loans – Equipment	57	228	43	328
Loan – Building	1,427	5,706	9,391	16,524
Total	2,468	8,380	9,737	20,585